Financial Instruments and Risk Management (Liquidity Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short-term credit	$ 610	$ 822
Trade payables	715	790
Other current liabilities	647	595
Long-term debt and debentures	1,815	2,388
Not past due [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short-term credit	544	810
Trade payables	715	790
Other current liabilities	330	310
Long-term debt and debentures	1,881	2,400
Non-derivatives financial liabilities	3,470	4,310
Not past due [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	21
Not past due [Member] | Foreign currency and interest derivative instruments [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	16	6
Not past due [Member] | Derivative instruments on energy and marine transport [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	5
12 months or less [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short-term credit	556	822
Trade payables	715	790
Other current liabilities	330	310
Long-term debt and debentures	152	102
Non-derivatives financial liabilities	1,753	2,024
12 months or less [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	20
12 months or less [Member] | Foreign currency and interest derivative instruments [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	16	3
12 months or less [Member] | Derivative instruments on energy and marine transport [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	4
Second year [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Long-term debt and debentures	17	261
Second year [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short-term credit	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt and debentures	453	345
Non-derivatives financial liabilities	453	345
Second year [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	1
Second year [Member] | Foreign currency and interest derivative instruments [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
Second year [Member] | Derivative instruments on energy and marine transport [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	1
3-5 years [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short-term credit	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt and debentures	1,084	1,085
Non-derivatives financial liabilities	1,084	1,085
3-5 years [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0
3-5 years [Member] | Foreign currency and interest derivative instruments [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
3-5 years [Member] | Derivative instruments on energy and marine transport [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0
Third year [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Long-term debt and debentures	273	18
Fourth year [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Long-term debt and debentures	113	213
Fifth year [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Long-term debt and debentures	308	644
Sixth year and thereafter [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Long-term debt and debentures	1,104	1,252
Sixth year and thereafter [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short-term credit	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt and debentures	1,166	1,358
Non-derivatives financial liabilities	1,166	1,358
Sixth year and thereafter [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0
Sixth year and thereafter [Member] | Foreign currency and interest derivative instruments [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	$ 3
Sixth year and thereafter [Member] | Derivative instruments on energy and marine transport [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	$ 0